Fair Value Measurements and Derivative Instruments (Nonrecurring) (Details) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Level 1
Assets:
Cash and cash equivalents	$ 243,738	$ 287,852
Total Assets	243,738	287,852
Liabilities:
Long-term debt (including current portion of long-term debt)	0	0
Total Liabilities	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Total Assets	0	0
Liabilities:
Long-term debt (including current portion of long-term debt)	10,059,055	10,244,214
Total Liabilities	10,059,055	10,244,214
Level 3
Assets:
Cash and cash equivalents	0	0
Total Assets	0	0
Liabilities:
Long-term debt (including current portion of long-term debt)	0	0
Total Liabilities	0	0
Total Carrying Amount
Assets:
Cash and cash equivalents	243,738	287,852
Total Assets	243,738	287,852
Liabilities:
Long-term debt (including current portion of long-term debt)	9,370,438	9,871,267
Total Liabilities	9,370,438	9,871,267
Total Fair Value
Assets:
Cash and cash equivalents	243,738	287,852
Total Assets	243,738	287,852
Liabilities:
Long-term debt (including current portion of long-term debt)	10,059,055	10,244,214
Total Liabilities	$ 10,059,055	$ 10,244,214